UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2005

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		July 26,2005

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$567,815
List of Other Managers:

No.  13F File Number	Name

      None




                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE
SHARED     NONE
Affiliated Computer   COM      008190100       $72,667      142203 SH          SOLE      None
60293     0          81910
Affymetrix Inc        COM      00826T108        $9,961      184745 SH          SOLE      None
57315         0      83160
Amegy Bank            COM      84473R109       $14,590      651920 SH          SOLE      None
265530         0     386390
Arch Coal Inc         COM      039380100       $11,315      207731 SH          SOLE      None
83446         0     124285
Avid Technology Inc   COM      05367P100       $13,002      244031 SH          SOLE      None
94356         0     149675
BJ Services Company   COM      055482103       $15,028      286366 SH          SOLE      None
119606         0     166760
Bed Bath & Beyond     COM      075896100       $16,326      390767 SH          SOLE      None
165642         0     225125
CDW Corporation       COM      12512N105       $14,967      253120 SH          SOLE      None
100380         0     152740
Capital Source Inco   COM      14055X102       $11,786      600393 SH          SOLE      None
245748        0     354645
Citigroup Incorpora   COM      172967101          $206        4460 SH          SOLE      None
4460        0          0
Claire's Stores Inc   COM      179584104        $9,979      414912 SH          SOLE      None
169132        0     245780
Coach, Inc.           COM      189754104       $11,021      328300 SH          SOLE      None
124630        0     203670
Cooper Companies In   COM      216648402       $11,008      180882 SH          SOLE      None
73867        0     107015
EMC Corp              COM      268648102          $193       14115 SH          SOLE      None
14115        0          0
Endo Pharmaceutical   COM      29264F205       $17,412      662565 SH          SOLE      None
271790        0     390775
Express Scripts Inc   COM      302102100       $12,314      246376 SH          SOLE      None
105166        0     141210
Fair Isaac & Compan   COM      303250104       $15,428      422676 SH          SOLE      None
171051        0     251625
Flextronics Interna   COM      Y2573F102       $15,604     1181218 SH          SOLE      None
458528        0     722690
Foot Locker Incorpo   COM      344849104       $14,931      548517 SH          SOLE      None
226067        0     322450
HCC Insurance Holdi   COM      404132102       $16,991      448666 SH          SOLE      None
175341        0     273325
Headwaters Inc        COM      42210P102       $15,650      455214 SH          SOLE      None
178764        0     276450
ITT Industries Inc    COM      450911102       $15,162      155306 SH          SOLE      None
63646        0      91660
Inamed Corp.          COM      453235103       $10,685      159483 sh          SOLE      None
59423        0     100060
Intuitive Surgical    COM      46120E602        $5,386      115479 SH          SOLE      None
44279        0      71200
Jabil Circuit Inc     COM      466313103       $15,279      497196 SH          SOLE      None
192811        0     304385
Jack Henry & Associ   COM      426281101        $6,625      361841 SH          SOLE      None
160406        0     201435
KLA Tencor Corporat   COM      482480100        $8,463      193752 SH          SOLE      None
77402        0     116350
Modine Manufacturin   COM      607828100       $12,621      387640 SH          SOLE      None
158105        0     229535
Noble Corporation     COM      G65422100       $10,628      172785 SH          SOLE      None
75190        0      97595
North Fork Bancorp    COM      659424105       $11,999      427175 SH          SOLE      None
181750        0     245425
O'Reilly Automotive   COM      686091109       $15,474      518726 SH          SOLE      None
219956        0     298770
Pacific Sunwear CA    COM      694873100       $14,873      646936 SH          SOLE      None
253766        0     393170
Paid Incorporated     COM      69561N204            $2       10000 SH          SOLE      None
10000        0          0
Pharmaceutical Prod   COM      717124101       $15,386      328332 SH          SOLE      None
135797        0     192535
Respironics Inc       COM      761230101       $10,041      278067 SH          SOLE      None
119227        0     158840
Supergen Inc          COM      868059106          $675      136600 SH          SOLE      None
136600        0          0
Superior Energy Ser   COM      868157108        $7,950      446616 SH          SOLE      None
181016        0     265600
Tech Data Corporati   COM      878237106       $11,266      307811 SH          SOLE      None
126513        0     181298
Varian Inc.           COM      922206107       $12,725      336733 SH          SOLE      None
145173        0     191560
Varian Medical Syst   COM      92220P105        $8,237      220666 SH          SOLE      None
82516        0     138150
Verisign Inc          COM      92343E102       $11,293      392677 SH          SOLE      None
155247        0     237430
Weatherford Interna   COM      G95089101       $11,975      206541 SH          SOLE      None
84836        0     121705
Wellchoice Inc        COM      949475107       $16,389      235915 SH          SOLE      None
97235        0     138680
Zion Bancorporation   COM      989701107       $14,302      194505 SH          SOLE      None
77855        0     116650
TOTAL PORTFOLIO                               $567,815    14599959 SHS
6003976        0    8551713